Note 3 - Debt Securities - Gross Unrealized Losses and Fair Value of Company's Investments (Details) $ in Thousands	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item
Available-for-Sale Securities, Less than 12 Months, Fair Value	$ 254,434	$ 536,868
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 23,233	$ 8,736
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included	215	215
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 567,812	$ 137,126
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 126,271	$ 5,459
Available-for-Sale Securities, 12 Months or More, Number of Securities Included	332	85
Available-for-Sale Securities, Total, Fair Value	$ 822,246	$ 673,994
Available-for-Sale Securities, Total, Unrealized Losses	149,504	14,195
US Treasury and Other US Government Agencies Debt Securities [Member]
Available-for-Sale Securities, Less than 12 Months, Fair Value	0	7,221
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 0	$ 99
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included	0	3
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 6,497	$ 0
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 856	$ 0
Available-for-Sale Securities, 12 Months or More, Number of Securities Included	3	0
Available-for-Sale Securities, Total, Fair Value	$ 6,497	$ 7,221
Available-for-Sale Securities, Total, Unrealized Losses	856	99
US Government-sponsored Enterprises Debt Securities [Member]
Available-for-Sale Securities, Less than 12 Months, Fair Value	9,747	110,981
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 872	$ 2,466
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included	4	33
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 135,465	$ 45,725
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 31,177	$ 2,024
Available-for-Sale Securities, 12 Months or More, Number of Securities Included	54	19
Available-for-Sale Securities, Total, Fair Value	$ 145,212	$ 156,706
Available-for-Sale Securities, Total, Unrealized Losses	32,049	4,490
Collateralized Mortgage-Backed Securities [Member]
Available-for-Sale Securities, Less than 12 Months, Fair Value	148,441	317,211
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 14,601	$ 4,644
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included	113	96
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 295,431	$ 54,692
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 59,689	$ 1,893
Available-for-Sale Securities, 12 Months or More, Number of Securities Included	136	33
Available-for-Sale Securities, Total, Fair Value	$ 443,872	$ 371,903
Available-for-Sale Securities, Total, Unrealized Losses	74,290	6,537
Asset-Backed Securities [Member]
Available-for-Sale Securities, Less than 12 Months, Fair Value	35,276	17,945
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 1,607	$ 67
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included	21	9
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 9,974	$ 484
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 681	$ 16
Available-for-Sale Securities, 12 Months or More, Number of Securities Included	11	1
Available-for-Sale Securities, Total, Fair Value	$ 45,250	$ 18,429
Available-for-Sale Securities, Total, Unrealized Losses	2,288	83
Corporate Debt Securities [Member]
Available-for-Sale Securities, Less than 12 Months, Fair Value	2,403	0
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 97	$ 0
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included | item	1	0
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 0	$ 0
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 0	$ 0
Available-for-Sale Securities, 12 Months or More, Number of Securities Included | item	0	0
Available-for-Sale Securities, Total, Fair Value	$ 2,403	$ 0
Available-for-Sale Securities, Total, Unrealized Losses	97	0
US States and Political Subdivisions Debt Securities [Member]
Available-for-Sale Securities, Less than 12 Months, Fair Value	58,567	83,510
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 6,056	$ 1,460
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included	76	74
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 120,445	$ 36,225
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 33,868	$ 1,526
Available-for-Sale Securities, 12 Months or More, Number of Securities Included	128	32
Available-for-Sale Securities, Total, Fair Value	$ 179,012	$ 119,735
Available-for-Sale Securities, Total, Unrealized Losses	$ 39,924	$ 2,986